Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Oct. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2024